Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM BANK CREDIT AND LOANS

	Interest %	December 31,
		2019	2018
Short-term loans	L + 0.75% , P - 0.7%	$193,744	$208,606
Short-term bank credit	P + 0.1%	14,655	215
		$208,399	$208,821